EXHIBIT 99.18

ClaYTON LOAN LEVEL TAPE COMPARE UPLOAD

Client Name:	Verus
Client Project Name:	Verus 2025-3
Start - End Dates:	12/3/2024 - 2/13/2025
Deal Loan Count:	16
Report Run Date:	3/24/2025

Loan Level Tape Compare Upload

Loans in Report	16

Loan Number	Borrower Last Name	Field Name	Tape Data	Reviewer Data
826257	(No Data)	Cash Reserves	298.32	129844.15
826257	(No Data)	Months Reserves	3.00	33.05
826803	xxxxxx	Documentation Type	No Doc	DSCR
828163	(No Data)	Documentation Type	No Doc	DSCR
828312	xxxxxx	Cash Reserves	525209.97	155185.82
828312	xxxxxx	Original Appraisal Date	11/01/2024	11/20/2024
828312	xxxxxx	Total Cash Out	370029.77	0.00
828602	xxxxxx	Borrower 1 Self Employed Flag	Yes	No
828602	xxxxxx	Disbursement Date	xxxxxx	xxxxxx
828602	xxxxxx	Total Cash Out	220244.11	219216.85
828613	(No Data)	Borrower 2 First Name	xxxxxx	xxxxxx
828613	(No Data)	Cash Reserves	796669.24	537579.55
828613	(No Data)	Combined LTV	73.33	80.00
828613	(No Data)	Months Reserves	256.00	192.64
828613	(No Data)	Total Cash Out	82701.04	0.00
828677	xxxxxx	Borrower DSCR Percent	1.2657	1.0851
828677	xxxxxx	Cash Reserves	233484.66	36739.13
828677	xxxxxx	Disbursement Date	xxxxxx	xxxxxx
828677	xxxxxx	Original Appraisal Date	12/26/2024	01/13/2025
828677	xxxxxx	Property Type	Multi-Family	5+ Units
828677	xxxxxx	Total Cash Out	(1366.92)	0.00
828851	xxxxxx	Documentation Type	No Doc	DSCR
829220	(No Data)	Cash Reserves	49575.15	67762.11
829220	(No Data)	Months Reserves	6.00	8.30
829220	(No Data)	Next Payment Change Date	xxxxxx	xxxxxx
829220	(No Data)	Product Type	7/1 I/O ARM	7/6 IO ARM
829220	(No Data)	Property Type	Multi-Family	Mixed Use
829477	xxxxxx	Cash Reserves	185009.00	34997.80
829477	xxxxxx	Combined LTV	68.85	75.00
829477	xxxxxx	Total Cash Out	150011.20	0.00
829917	xxxxxx	Cash Reserves	478570.33	173685.50
829917	xxxxxx	Disbursement Date	xxxxxx	xxxxxx
829917	xxxxxx	Next Payment Change Date	xxxxxx	xxxxxx
829917	xxxxxx	Original Appraisal Date	01/01/2025	01/13/2025
829917	xxxxxx	Product Type	7/1 ARM	7/6 ARM
829917	xxxxxx	Total Cash Out	(882.22)	0.00
830120	xxxxxx	Total Cash Out	97305.29	475644.06
830261	xxxxxx	Cash Reserves	444068.41	438992.00
830261	xxxxxx	Months Reserves	101.00	144.70
830261	xxxxxx	Product Type	30 Yr Fixed	30 yr Fixed - 10 yr IO
830261	xxxxxx	Total Cash Out	136865.28	0.00
830265	xxxxxx	Cash Reserves	313678.44	34639.31
830265	xxxxxx	Combined LTV	58.95	70.00
830265	xxxxxx	Total Cash Out	279039.13	0.00

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